CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions	Total	Share Capital [Member]	Additional Paid-In Capital [Member]	Shares Held for Share Award Schemes [Member]	Treasury shares [Member]	Other Reserves [Member]	Retained earnings [Member]	Total Attributable to Equity Holders of the Company [Member]	Non-Controlling Interests [Member]
Beginning balance at Dec. 31, 2020	¥ 52,731	¥ 2	¥ 35,044	¥ (78)	¥ (134)	¥ 6,300	¥ 11,111	¥ 52,245	¥ 486
Comprehensive Income
Profit for the year	3,215						3,029	3,029	186
Fair value changes on financial assets at fair value through other comprehensive income	(2,128)					(2,128)		(2,128)
Share of other comprehensive income of associates	4					4		4
Currency translation differences	(378)					(378)		(378)
Total comprehensive income for the year	713					(2,502)	3,029	527	186
Transfer of gains on disposal of financial instruments to retained earnings						(56)	56
Expiry of put right of puttable ordinary shares	535		535					535
Exercise of share options/ Restricted share units("RSUs")	48		659		35	(646)		48
Non-controlling interests arising from business combination	75								75
Share-based compensation - value of employee services	647					647		647
Shares held for share award schemes	(105)			(105)				(105)
Repurchase of shares	(3,561)				(3,561)			(3,561)
Additional investment in a non-wholly owned subsidiaries	(19)					(19)		(19)
Disposal of a subsidiaries	(6)								(6)
Appropriations to statutory reserves						2	(2)
Dividend to non-controlling interests	(3)								(3)
Total transactions with equity holders at their capacity as equity holders for the year	(2,389)		1,194	(105)	(3,526)	(16)	(2)	(2,455)	66
Ending balance at Dec. 31, 2021	51,055	2	36,238	(183)	(3,660)	3,726	14,194	50,317	738
Comprehensive Income
Profit for the year	3,839						3,677	3,677	162
Fair value changes on financial assets at fair value through other comprehensive income	(4,517)					(4,517)		(4,517)
Share of other comprehensive income of associates	75					75		75
Currency translation differences	916					916		916
Total comprehensive income for the year	313					(3,526)	3,677	151	162
Capitalization of retained earnings of a subsidiary under a group restructuring						5,750	(5,750)
Expiry of put right of puttable ordinary shares	0							0
Exercise of share options/ Restricted share units("RSUs")	5		218		356	(569)		5
Non-controlling interests arising from business combination	221								221
Share-based compensation - value of employee services	665					665		665
Shares held for share award schemes	(19)			(19)				(19)
Repurchase of shares	(3,045)				(3,045)			(3,045)
Additional investment in a non-wholly owned subsidiaries	(73)					(50)		(50)	(23)
Appropriations to statutory reserves						69	(69)
Dividend to non-controlling interests	(70)								(70)
Other equity transaction	75					75		75
Total transactions with equity holders at their capacity as equity holders for the year	(2,241)		218	(19)	(2,689)	190	(69)	(2,369)	128
Ending balance at Dec. 31, 2022	49,127	2	36,456	(202)	(6,349)	6,140	12,052	48,099	1,028
Comprehensive Income
Profit for the year	5,220						4,920	4,920	300
Fair value changes on financial assets at fair value through other comprehensive income	3,270					3,270		3,270
Share of other comprehensive income of associates	4					4		4
Currency translation differences	193					193		193
Total comprehensive income for the year	8,687					3,467	4,920	8,387	300
Exercise of share options/ Restricted share units("RSUs")	60		120		602	(662)		60
Non-controlling interests arising from business combination	88					71		71	17
Share-based compensation - value of employee services	649					649		649
Shares held for share award schemes	(100)			(100)				(100)
Repurchase of shares	(1,249)				(1,249)			(1,249)
Additional investment in a non-wholly owned subsidiaries	(18)					(10)		(10)	(8)
Appropriations to statutory reserves						3	(3)
Dividend to non-controlling interests	(42)								(42)
Total transactions with equity holders at their capacity as equity holders for the year	(612)		120	(100)	(647)	51	(3)	(579)	(33)
Ending balance at Dec. 31, 2023	¥ 57,202	¥ 2	¥ 36,576	¥ (302)	¥ (6,996)	¥ 9,658	¥ 16,969	¥ 55,907	¥ 1,295